Operating Expenses - Summary of Consolidated Operating Expense (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Expense [Line items]
Administrative expenses	[1],[2]	$ 1,336	$ 1,354	$ 1,046
Depreciation and amortization included in administrative expenses		173	161	138
Depreciation and amortization included in selling expenses		54	44	40
R&D activities by internal areas [member]
Operating Expense [Line items]
Administrative expenses		$ 59	$ 55	$ 42

[1]	All significant research and development activities are executed by several internal areas of Cemex as part of their daily activities. In 2024, 2023 and 2022, the total combined expenses of these departments recognized within administrative expenses were $59, $55, and $42, respectively.
[2]	In 2024, 2023 and 2022, administrative expenses include depreciation and amortization of $173, $161 and $138, respectively, and selling expenses include depreciation and amortization of $54 in 2024, $44 in 2023 and $40 in 2022.